Borrowings and other financial liabilities	12 Months Ended
Dec. 31, 2018
Borrowings And Other Financial Liabilities [Abstract]
Borrowings and other financial liabilities

22 Borrowings and other financial liabilities

		Non-current	Current	Total	Non-current	Current	Total
		2018	2018	2018	2017	2017	2017
Borrowings at 31 December	Note	US$m	US$m	US$m	US$m	US$m	US$m
Rio Tinto Finance plc Euro Bonds 2.0% due 2020 (a) (b)		468	-	468	921	-	921
Rio Tinto Finance (USA) Limited Bonds 4.125% 2021 (a)		-	-	-	428	-	428
Rio Tinto Finance (USA) Limited Bonds 3.750% 2021 (a)		-	-	-	347	-	347
Rio Tinto Finance (USA) plc Bonds 3.5% 2022 (a)		-	-	-	227	-	227
Rio Tinto Finance (USA) plc Bonds 2.875% 2022 (a)		-	-	-	377	-	377
Rio Tinto Finance plc Euro Bonds 2.875% due 2024 (a) (b)		514	-	514	644	-	644
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025 (a)		1,170	-	1,170	1,192	-	1,192
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028 (a)		927	-	927	965	-	965
Alcan Inc. Debentures 7.25% due 2028		104	-	104	105	-	105
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 (a) (b)		633	-	633	669	-	669
Alcan Inc. Debentures 7.25% due 2031		421	-	421	422	-	422
Alcan Inc. Global Notes 6.125% due 2033		741	-	741	740	-	740
Alcan Inc. Global Notes 5.75% due 2035		288	-	288	287	-	287
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040 (a)		1,095	-	1,095	1,102	-	1,102
Rio Tinto Finance (USA) plc Bonds 4.75% 2042 (a)		462	-	462	467	-	467
Rio Tinto Finance (USA) plc Bonds 4.125% 2042 (a)		685	-	685	691	-	691
Oyu Tolgoi LLC MIGA Insured Loan LIBOR plus 2.65% due 2027 (c)		676	-	676	674	-	674
Oyu Tolgoi LLC Commercial Banks "B Loan" LIBOR plus 3.4% due 2027 (c)		1,588	-	1,588	1,588	-	1,588
Oyu Tolgoi LLC Export Credit Agencies Loan 2.3% due 2028 (c)		272	-	272	255	-	255
Oyu Tolgoi LLC Export Credit Agencies Loan LIBOR plus 3.65% due 2029 (c)		871	-	871	869	-	869
Oyu Tolgoi LLC International Financial Institutions "A Loan" LIBOR plus 3.78% due 2030 (c)		768	-	768	761	-	761
Loans from equity accounted units		-	-	-	-	31	31
Other secured loans		345	42	387	451	79	530
Other unsecured loans		373	264	637	393	435	828
Finance leases	23	39	5	44	49	4	53
Bank overdrafts	21	-	1	1	-	3	3
Total borrowings including overdrafts (d)		12,440	312	12,752	14,624	552	15,176

(a)

These borrowings are subject to the hedging arrangements summarised below. Fair value hedge accounting has been applied except for the Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 which has cash flow hedge accounting applied.

(b)

Rio Tinto has a US$10 billion (2017: US$10 billion) European Debt Issuance Programme against which the cumulative amount utilised was US$1.6 billion equivalent at 31 December 2018 (2017: US$2.2 billion). The carrying value of these bonds after hedge accounting adjustments amounted to US$1.6 billion (2017: US$ 2.2 billion) in aggregate.

(c)

These borrowings relate to the Oyu Tolgoi LLC project finance facility. The project finance facility provides for interest-only payments for the first five years followed by minimum repayments according to a stepped amortisation schedule for the remaining life of the facility. The due dates stated represent the final repayment date. The interest rates stated are pre-completion and will increase by 1% post-completion.

(d)

The Group’s borrowings of US$12.8 billion (2017: US$15.2 billion) include US$2.4 billion (2017: US$2.7 billion) which relates to subsidiary entity borrowings that are without recourse to the Group, and US$4.6 billion (2017: US$4.7 billion) which is subject to various financial and general covenants with which the respective borrowers were in compliance as at 31 December 2018.

	Non-current	Current	Total	Non-current	Current	Total
	2018	2018	2018	2017	2017	2017
Other financial liabilities	US$m	US$m	US$m	US$m	US$m	US$m
Derivative financial instruments	407	95	502	481	50	531
Other financial liabilities	-	666	666	43	302	345
Total other financial liabilities	407	761	1,168	524	352	876
Total borrowings including overdrafts (as above)	12,440	312	12,752	14,624	552	15,176
Total borrowings and other financial liabilities	12,847	1,073	13,920	15,148	904	16,052

Swap arrangements

At 31 December 2018, US$4.3 billion (2017: US$5.7 billion) US dollar notional of the fixed rate US dollar borrowings were swapped to floating US dollar rates and US$0.9 billion (2017: US$1.5 billion) US dollar notional equivalent of euro borrowings were fully swapped to floating US dollar rates.

Hedge accounting has been applied to the full notional of items marked (a) in the above table except for: US$75 million (2017: US$75 million) of the Rio Tinto Finance (USA) Limited Bonds 7.125% due 2028. This portion is held at amortised cost.

The Rio Tinto Finance plc Sterling Bond 4.0% due 2029 at US$0.6 billion (2017: US$0.7 billion) US dollar notional equivalent of sterling was fully swapped to US dollar notional and fixed US dollar rates. Cash flow hedging was applied to the annual interest coupons and principal of this bond. The hedge was fully effective in 2018 and 2017 financial years as the notional amount, maturity, payment and reset dates match.

The fair value of interest rate and cross-currency interest rate swaps at 31 December 2018 was US$70 million (2017: US$99 million) asset and US$358 million (2017: US$276 million) liability, respectively. These are included within “Other financial assets” and “Other financial liabilities” in the balance sheet. The change in fair value used for measuring ineffectiveness for the period is shown in note 8.

The main sources of ineffectiveness include changes in the timing of the cash flows of the hedging instrument compared to the underlying hedged item and changes in the credit risk of parties to the hedging relationship.

Details of the major interest rate and cross-currency interest rate swaps are shown in note 30.